Summary of Intangible Assets by Major Asset Class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets [Line Items]
Gross carrying amount	$ 11,919	$ 24,705
Accumulated amortization	10,458	9,030
Net	1,461	15,675
Net	1,461
Indefinite-lived Intangible Assets | Trade name and trademark
Intangible Assets [Line Items]
Gross carrying amount		12,211
Accumulated amortization
Net		12,211
Finite-lived Intangible Assets
Intangible Assets [Line Items]
Gross carrying amount	11,919	12,494
Accumulated amortization	10,458	9,030
Net	1,461	3,464
Finite-lived Intangible Assets | Completed technology
Intangible Assets [Line Items]
Gross carrying amount	2,536	2,603
Accumulated amortization	2,536	2,603
Finite-lived Intangible Assets | Capitalized software development cost
Intangible Assets [Line Items]
Gross carrying amount	3,130	3,480
Accumulated amortization	2,471	1,414
Net	659	2,066
Finite-lived Intangible Assets | Customer Relationships
Intangible Assets [Line Items]
Gross carrying amount	6,112	6,274
Accumulated amortization	5,433	4,880
Net	679	1,394
Finite-lived Intangible Assets | Other Intangible Assets
Intangible Assets [Line Items]
Gross carrying amount	141	137
Accumulated amortization	18	133
Net	$ 123	$ 4